Equity-Based Compensation - Summary of Inputs Used in Option Pricing Model (Details) - $ / shares		9 Months Ended
	Jul. 14, 2024	Sep. 30, 2024
Binomial Pricing Model [Member] | 2019 Common Unit Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	50.00%
Risk free interest rate minimum	4.34%
Risk free interest rate maximum	5.40%
Binomial Pricing Model [Member] | 2019 Common Unit Option Plan | Class A Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of Class A common stock	$ 18
Binomial Pricing Model [Member] | 2019 Common Unit Option Plan | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	7 years 5 months 8 days
Binomial Pricing Model [Member] | 2019 Common Unit Option Plan | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	0 years
Black-Scholes-Merton Model [Member] | Class A Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of Class A common stock		$ 20
Black-Scholes-Merton Model [Member] | 2024 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		50.00%
Risk-free interest rate		4.24%
Black-Scholes-Merton Model [Member] | 2024 Equity Incentive Plan | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)		6 years 1 month 9 days
Black-Scholes-Merton Model [Member] | 2024 Equity Incentive Plan | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)		6 years 21 days